Investment in joint venture - Disclosure of Production costs of joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Share-based payments	$ (2,168)	$ (1,789)
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Raw materials and consumables	(54,588)	(49,560)
Salary and employee benefits	(35,204)	(33,015)
Contractors (net of deferred stripping costs)	(119,337)	(97,443)
Change in stockpile, gold-in-process and gold dore inventories	28,970	(3,056)
Insurance, government fees, permits and other	(17,161)	(15,749)
Share-based payments	(1,027)	(411)
Total production costs	$ (198,347)	$ (199,234)